Employee Benefit Plan (Details) - USD ($) $ in Millions	12 Months Ended
	Jan. 31, 2016	Jan. 31, 2015	Jan. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Company contributions	$ 45.6	$ 38.1	$ 27.9